Consumer Loans Receivable, net (Tables)	12 Months Ended
Sep. 30, 2012
Consumer Loans Receivable [Abstract]
Schedule Of Consumer Loans Receivable [Table Text Block]
	September 30	September 30
	2011	2012
Short-term advances receivable	$6,799	$50,834
Term loans receivable	765	569
Line of credit receivable	-	849
Allowance for consumer loan losses	(2,783)	(26,397)
Consumer loans receivable originated by the Company	4,781	25,855
Acquired loan portfolio	-	6,585
	$4,781	$32,440

Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Age analysis of Consumer Loans Receivable:

	September 30	September 30
	2011	2012
Consumer loans receivable
Current	$2,176	$17,019
1-30 days past due date	856	8,791
31-60 days past due date	531	3,934
61-90 days past due date	417	3,469
Greater than 90 days past due date	3,584	19,039
Consumer loans receivable	7,564	52,252
Allowance for consumer loan losses	(2,783)	(26,397)
	$4,781	$25,855

Allowance for Credit Losses on Financing Receivables [Table Text Block]

Allowance for Consumer Loan Losses:

	September 30	September 30
	2011	2012
Balance, beginning of period	$511	$2,783
Provisions made for loan losses	2,559	31,004
Charge-offs	(287)	(7,408)
Effect of foreign exchange translation	-	18
Balance, end of period	$2,783	$26,397

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

The following table summarizes information for the portfolio of loans acquired during the year ended September 30, 2012:

	At Acquisition	September 30
	January 31, 2012	2012
Contractually required payments including interest	$319,906	$276,918
Nonaccretable difference	(268,415)	(269,888)
Cash flows expected to be collected	51,491	7,030
Accretable yield	(1,477)	(445)
Carrying amount	$50,014	$6,585

Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Changes in the accretable yield on acquired loans are summarized as follows for the year ended September 30, 2012:

Accretable yield, at acquisition	$(1,477)
Accretion	1,032
Accretable yield, September 30, 2012	$(445)